Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net Loss	$ (16,953,032)	$ (17,557,125)	$ (283,498,759)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	16,986,584	16,386,426	32,544,199
Impairment loss	0	0	277,327,148
Loss on investment in affiliate	8,620,372	16,985,066	0
Loss on sale of assets	0	0	15,192,704
Amortization and write off of financing costs	941,733	447,573	1,502,521
Bad debt provisions	0	124,717	0
Share based compensation	1,855,253	2,536,702	5,089,042
Write off of capitalized expenses from contract cancellation	232,495	0	0
Gain from marketable securities, net	(1,202,094)	(414,235)	0
Gain from debt extinguishment	0	(1,893,254)	0
Unrealized gain on interest rate swaps	(834,829)	(2,017,297)	(1,517,932)
Equity in net income of affiliate net of dividends received	0	1,202,991	(1,202,991)
Changes in assets and liabilities:
Trade receivables, net	(6,475,787)	(1,334,013)	236,147
Other receivables	129,779	97,564	503,068
Prepaid expenses	(103,672)	157,502	(74,631)
Inventories	(221,313)	(9,444)	242,562
Due from related parties	2,336,607	(1,587,798)	1,080,639
Trade accounts payable	(64,969)	148,323	349,780
Accrued expenses	148,956	(467,604)	(3,332)
Due to related parties	(2,631)	84,705	0
Deferred income	(829,756)	486,010	(2,302,736)
Net cash from operating activities	4,563,696	13,376,809	45,467,429
Cash flow from investing activities
Net proceeds from sale of assets	0	0	117,032,943
Acquisition of vessels and capital expenditures	(20,368,088)	(32,042,752)	(53,074,242)
Payments for vessels under construction	0	0	(4,987,324)
Loan to affiliate	0	0	(30,000,000)
Repayment from affiliate	14,000,000	1,000,000	15,000,000
Return of investment in affiliate	135,160	522,918	0
Other fixed assets	(208,567)	(172,410)	(297,584)
Release of restricted cash	0	14,990,000	0
Net cash from / (used in) investing activities	(6,441,495)	(15,702,244)	43,673,793
Cash flows from financing activities
Proceeds from long-term debt	0	28,908,750	26,000,000
Repayment of long-term debt	(15,427,250)	(32,758,319)	(142,550,000)
Payment of financing costs	(912,441)	(673,709)	(2,111,492)
Proceeds from the issuance of Class A common shares	34,500,000	10,000,000	12,555,470
Class A common shares offering costs	(2,657,438)	(37,919)	(281,419)
Dividends paid	0	0	(2,978,199)
Net cash (used in) / from financing activities	15,502,871	5,438,803	(109,365,640)
Net (decrease) / increase in cash and cash equivalents	13,625,072	3,113,368	(20,224,418)
Cash and cash equivalents at the beginning of the period	17,676,885	14,563,517	34,787,935
Cash and cash equivalents at the end of the period	31,301,957	17,676,885	14,563,517
Supplemental disclosure of cash flow information
Cash paid during the period for interest (excluding capitalized interest)	5,201,707	5,122,625	6,955,861
Non-cash investing activities - fair value consideration of shares received for vessel sales	0	0	37,602,811
Non-cash financing activities - unpaid financing costs	$ 0	$ 269,616	$ 0